Property and Equipment - Summary of Property and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 34.1	$ 37.3
Depreciation expenses	12.9	10.3	$ 12.2
Less accumulated depreciation	(115.1)	(100.6)
Total property, plant and equipment, net	34.1	37.3
Property Plant and Equipment Gross Excluding Land	148.0	136.7
Property Plant and Equipment Net Excluding Land	32.9	36.1
Land One Gross	1.2	1.2
LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	82.7	88.5
Depreciation expenses	33.0	49.9	$ 40.1
Distribution Equipment | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19.3	19.3
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33.9	34.4
Leasehold improvements | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	66.0	66.1
Property and Equipment | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25.4	26.0
Computer Equipment and Software | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	265.7	236.1
Depreciable Assets | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	376.4	347.5
Less accumulated depreciation and amortization	(294.9)	(260.2)
Property and equipment, net	81.5	87.3
Land | LIONS GATE ENTERTAINMENT CORP [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net	1.2	1.2
Property and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	17.5	18.1
Computer equipment and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 96.6	$ 84.2